Stockholders' Equity/ (Deficit) - Summary of Outstanding Warrants Activity (Details)	3 Months Ended
Mar. 31, 2020 USD ($) $ / shares shares
Equity [Abstract]
Number of Warrants Outstanding, Beginning Balance | shares	200,007
Number of Warrants Outstanding, Issued | shares	3,411,349
Number of Warrants Outstanding, Expired | shares	(200,000)
Number of Warrants Outstanding, Ending Balance | shares	3,411,356
Number of Warrants Exercisable, Ending Balance | shares	3,411,356
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 12.15
Weighted Average Exercise Price, Issued | $ / shares	5.11
Weighted Average Exercise Price, Expired | $ / shares
Weighted Average Exercise Price, Ending Balance | $ / shares	5.16
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 5.16
Total Intrinsic Value, Beginning Balance | $
Total Intrinsic Value, Issued | $	11,038,616
Total Intrinsic Value, Expired | $
Total Intrinsic Value, Ending Balance | $	11,038,616
Total Intrinsic Value, Warrants exercisable Ending Balance | $	$ 11,038,616